Goodwill - Summary of reconciliation of changes in goodwill (Detail)	12 Months Ended
Dec. 31, 2022 HKD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 0
Ending balance	58,675,041
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	0
Ending balance	58,675,041
AMTD Digital [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Arising from acquisition of AMTD Digital (Note 34)	$ 58,675,041